Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Cantor purchased an aggregate of 655,000 Private Units, at a price of $10.00 per Unit, for an aggregate purchase price of $6,550,000, in a private placement.

If the Company does not complete a Business Combination within the Combination Period, the Private Units will expire worthless. The Private Units, including the private placement shares and private placement warrants each underlying the Private Units are subject to the transfer restrictions. The Private Units have terms and provisions that are identical to those of the Units sold in the Initial Public Offering.

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Cantor purchased an aggregate of 655,000 Private Units, at a price of $10.00 per Unit, for an aggregate purchase price of $6,550,000, in a private placement.

If the Company does not complete the initial Business Combination within the Combination Period, the Private Units will expire worthless. The Private Units, including the private placement shares and private placement warrants each underlying the Private Units are subject to the transfer restrictions. The Private Units have terms and provisions that are identical to those of the Units sold in the Initial Public Offering.